Prepaid and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid and Other Current Assets

Prepaid and other current assets as of September 30, 2020 and December 31, 2019 consisted of the following:

	September 30, 2020	December 31, 2019
Deposits	$733	$605
Prepaid expenses	1,665	1,235
Prepaid insurance	2,577	170
Supplies	2,428	2,368
Offering costs	—	1,240
Income tax receivable	1,182	1,205

Prepaid and other current assets	$8,585	$6,823

Prepaid and other current assets as of December 31, 2019 and 2018 consisted of the following:

	2019	2018
Deposits	$605	$598
Prepaid expenses	1,235	1,016
Prepaid insurance	170	85
Supplies	2,368	745
Offering costs	1,240
Other		154

Prepaid and other current assets	$5,618	$2,598